Income Tax Benefits (Details) - Schedule of deferred components of income taxes - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Deferred Components of Income Tax Expense [Abstract]
Current tax benefits			¥ 364
Deferred tax benefit	171	46
Total income tax benefit	¥ 171	¥ 46	¥ 364